Average Annual Total Returns - Capital Securities Fund	Class S 1 Year	Class S 5 Years	Class S Life of Fund	Class S Inception Date	Class S Return After Taxes on Distributions 1 Year	Class S Return After Taxes on Distributions 5 Years	Class S Return After Taxes on Distributions Life of Fund	Class S Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class S Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class S Return After Taxes on Distributions and Sale of Fund Shares Life of Fund	ICE BofA US All Captl Index (reflects no deduction for fees, expenses, or taxes) 1 Year	ICE BofA US All Captl Index (reflects no deduction for fees, expenses, or taxes) 5 Years	ICE BofA US All Captl Index (reflects no deduction for fees, expenses, or taxes) Life of Fund
Total	7.68%	7.29%	6.45%	Mar. 14, 2014	6.02%	5.50%	4.54%	4.99%	5.11%	4.32%	7.61%	6.92%	6.97%